Dec. 31, 2016
First Investors Life Series Growth & Income Fund
First Investors Life Series Growth & Income Fund
SUPPLEMENT DATED JANUARY 31, 2018

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2017

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

1.	The following changes are made to “The Funds Summary Section” of the prospectus for the First Investors Life Series Growth & Income Fund (the “Growth & Income Fund”):

●	The “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily invests in common stocks of large-size companies.  The Fund may also invest in mid- and small-size companies.  Some but not all of the companies the Fund invests in may regularly pay dividends.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and, thereafter, focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

●	The following is added to the “Principal Risks” sub-section:

Undervalued Securities Risk.  The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

●	The following line is added to the table headed “Average Annual Total Returns For Periods Ended December 31, 2016”:

	1 Year	5 Years	10 Years
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%

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Please retain this Supplement for future reference.

LSPS118